General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Office, banking, travel, and overheads	$ 1,158,975	$ 269,496	$ 835,619
Professional services	767,050	794,154	1,887,034
Salaries and benefits	2,057,225	1,132,771	1,938,022
Total	$ 3,983,250	$ 2,196,421	$ 4,660,675